Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

July 31, 2013

Dates Covered
Collections Period	07/01/13 - 07/31/13
Interest Accrual Period	07/15/13 - 08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	128,899,597.56	20,558
Yield Supplement Overcollateralization Amount at 06/30/13	2,707,657.67	0

Receivables Balance at 06/30/13	131,607,255.23	20,558
Principal Payments	10,199,769.94	621
Defaulted Receivables	137,298.31	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	2,352,171.61	0

Pool Balance at 07/31/13	118,918,015.37	19,924

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,684,632.04	186
Past Due 61-90 days	314,804.60	37
Past Due 91 + days	91,361.32	12

Total	2,090,797.96	235

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	70,565.12

Aggregate Net Losses/(Gains) - July 2013	66,733.19

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.67%
Weighted Average APR, Yield Adjusted	7.55%
Weighted Average Remaining Term	20.04

Flow of Funds	$ Amount

Collections	10,836,623.70
Advances	(1,135.09)
Investment Earnings on Cash Accounts	624.08
Servicing Fee	(109,672.71)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	10,726,439.98

Distributions of Available Funds
(1) Class A Interest	161,371.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	600,494.47
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,381,087.72
(7) Distribution to Certificateholders	502,151.53
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,726,439.98

Servicing Fee	109,672.71
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 07/15/13	119,518,509.84
Principal Paid	9,981,582.19
Note Balance @ 08/15/13	109,536,927.65

Class A-1
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-2
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-3
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-4
Note Balance @ 07/15/13	87,622,509.84
Principal Paid	9,981,582.19
Note Balance @ 08/15/13	77,640,927.65
Note Factor @ 08/15/13	39.1916084%

Class B
Note Balance @ 07/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	31,896,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	242,706.26
Total Principal Paid	9,981,582.19

Total Paid	10,224,288.45

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	161,371.46
Principal Paid	9,981,582.19

Total Paid to A-4 Holders	10,142,953.65

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2646736
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8850168

Total Distribution Amount	11.1496904

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8145713
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	50.3850574

Total A-4 Distribution Amount	51.1996287

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	60.16
Noteholders’ Principal Distributable Amount	939.84

Account Balances	$ Amount

Advances
Balance as of 06/30/13	16,519.08
Balance as of 07/31/13	15,383.99
Change	(1,135.09)

Reserve Account
Balance as of 07/15/13	2,345,271.93
Investment Earnings	118.52
Investment Earnings Paid	(118.52)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93